Cash and cash equivalents (Tables)	12 Months Ended
Dec. 31, 2019
Cash and cash equivalents
Schedule of cash and cash equivalents

	Year Ended
	December 31,
(in thousands of €)	2019	2018	2017
Cash equivalents	€252,550	€217,626	€25,000
Cash and bank balances	78,732	63,414	165,867
	€331,282	€281,040	€190,867